INVESTMENT IN CONDUIT PHARMACEUTICALS (Details Narrative)	May 31, 2025 USD ($)	May 19, 2025	Jan. 22, 2025	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jan. 24, 2025 $ / shares shares	Dec. 31, 2024 USD ($) shares
Schedule of Investments [Line Items]
Equity securities				$ 11,628	$ 3,900		$ 206,177
Reverse stock split		1-for-10
Conduit Pharmaceuticals Inc [Member]
Schedule of Investments [Line Items]
Equity securities					$ 3,900
Reverse Stock Split [Member]
Schedule of Investments [Line Items]
Stockholders equity note stock split, conversion ratio		10	100
Conduit Pharmaceuticals Inc [Member]
Schedule of Investments [Line Items]
Investment owned | shares					29,445	29,445	2,944,514
Equity securities				$ 11,628			$ 206,177
Reverse stock split			1-for-100
Investment owned, fraction share payout | $ / shares						$ 0.63
Equity securities							$ 200,000
Conduit Pharmaceuticals Inc [Member] | CDT Common Stock [Member]
Schedule of Investments [Line Items]
Investment owned, fraction share payout | $ / shares					$ 0.63
Proceeds from sale, maturity and collection of investments	$ 13,990
Conduit Pharmaceuticals Inc [Member] | CDTTW Warrants [Member]
Schedule of Investments [Line Items]
Investment owned | shares				709,000	709,000		709,000
Conduit Pharmaceuticals Inc [Member] | Private Warrants [Member]
Schedule of Investments [Line Items]
Investment owned | shares							540,000
Class of warrant or right, number of securities | shares				540,000	540,000